Nature And Description Of The Company	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Nature and description of the company
NOTE 1. NATURE AND DESCRIPTION OF THE COMPANY
Enerflex Ltd. (“Enerflex” or “the Company”) deploys and services high-quality sustainable energy infrastructure tailored to customers’ needs – from individual, modularized products and services to integrated custom solutions. A leading energy services company, the Company’s vertically integrated suite of product offerings includes processing, cryogenic, compression, electric power, and treated water solutions, spanning all phases of a project’s lifecycle, from front-end
engineering and design to after-market service. Enerflex’s infrastructure business has proven expertise in delivering low-carbon
solutions, including carbon capture utilization and storage, electrification, renewable natural gas, and hydrogen solutions.
Headquartered in Calgary, Alberta, Canada, Enerflex’s registered office is located at 904, 1331 Macleod Trail SE, Calgary, Alberta, Canada. Enerflex has approximately 4,800 employees worldwide. Enerflex, its subsidiaries, interests in associates and joint operations, operate in over 70 locations globally, including Canada, the United States of America (“USA”), Argentina, Bolivia, Brazil, Colombia, Mexico, Peru, the United Kingdom, United Arab Emirates (“UAE”), Bahrain, Oman, Egypt, Iraq, Nigeria, Pakistan, Saudi Arabia, Australia, Indonesia, and Thailand. Enerflex operates four business segments and reports in three business segments: Canada and USA, which combine into the North America (“NAM”) reporting segment, Latin America (“LATAM”) which includes our operations in Mexico and South America, and Eastern Hemisphere (“EH”) which includes the Company’s international operations in Europe, Africa, the Middle East, Australia, and Asia.
The following table represents material subsidiaries of the Company as at December 31, 2023:

Name	Jurisdiction of Incorporation	Ownership	Operating Segment

Enerflex Ltd.	Canada	Public Shareholders	North America

Enerflex International Holdings Ltd.	Barbados	100 percent	Eastern Hemisphere

Enerflex Energy Systems Inc.	Delaware, USA	100 percent	North America

Enerflex US Holdings Inc. 1	Delaware, USA	100 percent	North America

Exterran Energy Solutions, LP	Delaware, USA	100 percent	North America

Enerflex Energy Systems (Australia) PTY Ltd.	Australia	100 percent	Eastern Hemisphere

Enerflex Middle East LLC	Oman	70 percent 2	Eastern Hemisphere

Enerflex Middle East WLL	Bahrain	100 percent	Eastern Hemisphere

Enerflex Holding Company NL B.V.	Netherlands	100 percent	Eastern Hemisphere

Exterran Middle East LLC	Oman	100 percent	Eastern Hemisphere
1
Formerly named Exterran Corporation.
2
Enerflex indirectly owns 100 percent of Enerflex Middle East LLC.